Equity (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	250,000	250,000,000
Number of shares, Issued and paid-in	16,009	11,222,000
Class A preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000	10,000,000
Number of shares, Issued and paid-in
Class B preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000	10,000,000
Number of shares, Issued and paid-in
Class C preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000	10,000,000
Number of shares, Issued and paid-in
Class D preferred share [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000	10,000,000
Number of shares, Issued and paid-in
Class E preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000	10,000,000
Number of shares, Issued and paid-in